Provision for judicial liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Disclosure of provisions [text block]

					03/31/2026
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	339,763	296,358	185,411	2,095,357	2,916,889
Payments	(698)	(16,050)			(16,748)
Reversal	(2,375)	(19,300)	(11)	(25,655)	(47,341)
Additions	745	33,474	18,218		52,437
Monetary adjustment	5,433	6,255	3,684		15,372
Provision balance	342,868	300,737	207,302	2,069,702	2,920,609
Judicial deposits (3)	(32,188)	(52,880)	(60,215)		(145,283)
Provision balance at the end of the period	310,680	247,857	147,087	2,069,702	2,775,326
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,941,569 and civil lawsuits in the amount of R$128,133, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
(3)The amounts presented refer exclusively to judicial deposits for which there is a legally enforceable right of offset.

					12/31/2025
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	407,964	353,926	215,553	2,127,725	3,105,168
Payments	(71,692)	(113,840)	(9,176)		(194,708)
Reversal	(51,228)	(99,936)	(55,513)	(32,368)	(239,045)
Additions	14,650	128,217	14,056		156,923
Monetary adjustment	40,069	27,991	20,491		88,551
Provision balance	339,763	296,358	185,411	2,095,357	2,916,889
Judicial deposits	(31,579)	(62,334)	(21,238)		(115,151)
Provision balance at the end of the period	308,184	234,024	164,173	2,095,357	2,801,738
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,962,549 and civil lawsuits in the amount of R$132,808, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

Disclosure of Provisions for Possible Losses Explanatory
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	03/31/2026	12/31/2025
Taxes and social security (1)	10,475,914	10,417,734
Labor	187,362	189,506
Civil and environmental (1)	1,074,285	1,023,689
	11,737,561	11,630,929
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,050,641 (R$2,076,296 as of December 31, 2025), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 24.1.1 above.